Other Investments - Schedule of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other investments [line items]
Beginning of other investments	£ 1,322	£ 918
Additions	277	372
Net fair value movements through Other comprehensive income	314	166
Net fair value movements through profit or loss	(14)	20
Disposals and settlements	(62)	(95)
Transfers to Assets held for sale		(59)
Ending of other investments	1,837	1,322
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Beginning of other investments	1,250	869
Additions	274	363
Net fair value movements through Other comprehensive income	314	166
Disposals and settlements	(57)	(89)
Transfers to Assets held for sale		(59)
Ending of other investments	1,781	1,250
Investments measured a FVTPL [member]
Other investments [line items]
Beginning of other investments	72	49
Additions	3	9
Net fair value movements through profit or loss	(14)	20
Disposals and settlements	(5)	(6)
Ending of other investments	£ 56	£ 72